FINANCIAL RISK MANAGEMENT - Foreign currency risks and liquidity risk (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liquidity risk
Amount by which current liabilities exceed current assets	₽ 66,315
Availability of committed credit facilities	₽ 229,855
Minimum
Liquidity risk
Maturity of long term debt	1 year
Maximum
Liquidity risk
Maturity of long term debt	6 years
Foreign currency | USD
Foreign currency risk exposure and sensitivity analysis
Increase in the currency exchange rate	10.00%	5.00%	1.00%
Decrease in the currency exchange rate	(10.00%)	(5.00%)	(1.00%)
Effect on profit before tax	₽ 786	₽ 2,516	₽ (176)
Effect on profit before tax	₽ (1,291)	₽ (2,516)	₽ 176
Foreign currency | Euro
Foreign currency risk exposure and sensitivity analysis
Increase in the currency exchange rate	10.00%	1.00%	1.00%
Decrease in the currency exchange rate	(10.00%)	(1.00%)	(1.00%)
Effect on profit before tax	₽ (682)	₽ 120	₽ 152
Effect on profit before tax	₽ 682	₽ (120)	₽ (152)